Supplement to the
Fidelity® International Real Estate Fund
September 29, 2006
Prospectus

Fidelity International Real Estate is composed of multiple classes of shares. References to the fund are deemed to include class where applicable. The features and policies related to your shares of the fund will not change.

The following information replaces the information found under the heading "Year-by-Year Returns" in the "Fund Summary" section on page 4.

International Real Estate
Calendar Years	2005	2006
	14.94%	42.87%



During the periods shown in the chart for International Real Estate:	Returns	Quarter ended
Highest Quarter Return	 18.93%	December 31, 2006
Lowest Quarter Return	 -3.98%	March 31, 2005

IRE-07-03 April 10, 2007
1.808406.107

The following information replaces the information found under the heading "Average Annual Returns" in the "Fund Summary" section on page 4.

For the periods ended December 31, 2006	Past 1 year	Life of fundA
International Real Estate
Return Before Taxes	 42.87%	 33.42%
Return After Taxes on Distributions	 38.71%	 30.90%
Return After Taxes on Distributions and Sale of Fund Shares	 28.40%	 27.64%
MSCI® EAFE Index (reflects no deduction for fees, expenses, or taxes)	 26.53%	 24.97%
EPRA/NAREIT Index (reflects no deduction for fees, expenses, or taxes)	 47.78%	 37.49%
LipperSM Real Estate Funds Average (reflects no deduction for sales charges or taxes)	 34.08%	--

A From September 8, 2004

The following information replaces the information found under the heading "Fee Table" in the "Investment Summary" section on page 5.

Annual operating expenses (paid from fund assets)

Management fee	0.72%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.40%
Total annual fund operating expenses	1.12%

The following information replaces the biographical information for Matthew Lentz in the the "Fund Management" section on page 23.

Steve Buller is vice president and manager of Fidelity International Real Estate Fund, which he has managed since January 2007. Since joining Fidelity Investments in 1992, Mr. Buller has worked as a research analyst and portfolio manager.